Intangible Assets And Liabilities - Aggregate Amortizations of Intangible Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Total	$ 0	$ 3,586